Loans, Allowance for Loan Losses and Impaired Loans (Details 10) (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding balance	$ 534,808	$ 574,439	$ 466,492	$ 450,510
Loans receivable	534,808	574,439		$ 450,510	$ 470,366
Purchased credit impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding balance	3,018	3,787
Acquired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding balance	89,767	104,006
Loans receivable	88,328	102,282
Acquired Loans | Purchased credit impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding balance	3,018	3,787
Loans receivable	1,754	2,255
Acquired Loans | Non-PCI Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding balance	86,749	100,219
Loans receivable	$ 86,574	$ 100,027